Offerings	Jul. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,760,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,878.76
Offering Note	This registration fee table shall be deemed to update the "SEC registration fee" in Item 14. Other Expenses of Issuance and Distribution in the Company's Registration Statement on Form S-3 (File No. 333-295211) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Notes due 2033
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,290,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,951.95
Offering Note	This registration fee table shall be deemed to update the "SEC registration fee" in Item 14. Other Expenses of Issuance and Distribution in the Company's Registration Statement on Form S-3 (File No. 333-295211) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.